Finance costs (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Finance costs
Interest expense on lease liabilities (Note 20)	$ 2,005	$ 3,355	$ 3,355
Interest expense - related parties (Note 23)	22,685	55,829
Finance costs	$ 24,690	$ 59,184